Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Interest received	$ 4,034,095	$ 3,772,802	$ 15,284,615	$ 14,669,641
Fees and commissions received	260,129	295,753	1,285,575	1,346,530
Interest paid	(358,044)	(306,263)	(1,342,185)	(1,197,946)
Proceeds from sale of mortgage loans held for sale	2,933,010	3,978,459	22,360,618	16,503,589
Origination of mortgage loans held for sale	(2,048,510)	(4,294,559)	(23,245,118)	(16,192,939)
Cash paid to suppliers and employees	(968,190)	(1,355,815)	(9,441,840)	(8,204,143)
Income taxes paid , net of refunds received	12,896	(654,826)	(2,462,983)	(2,573,681)
Cash provided by operating activities	3,865,386	1,435,551	2,438,682	4,351,051
Proceeds from maturity and call of securities
Available for sale	1,699,637	1,176,528	8,101,190	4,753,161
Held to maturity	385,000	248,926	3,306,926	2,975,000
Proceeds from sale of securities
Available for sale			298,379	543,277
Held to maturity			0	517,125
Purchase of securities
Available for sale	(566,250)	(9,068,329)	(19,590,432)	(12,190,544)
Held to maturity	(503,530)	(1,606,093)	(4,692,897)	(5,560,761)
Loans made to customers, net of principal collected	(17,076,599)	3,313,934	(27,083,940)	(5,864,275)
(Purchase) redemption of stock in FHLB of Atlanta	(115,300)	64,800	(20,200)	(38,300)
Other real estate owned proceeds			0	1,021,820
Purchase of bank owned life insurance			0	(400,000)
Purchases of premises, equipment and software	(28,469)	(53,772)	(181,540)	(451,080)
Cash used by investing activities	(16,205,511)	(5,924,006)	(39,862,514)	(14,694,577)
Net increase (decrease) in
Noninterest-bearing deposits	(4,151,024)	(838,357)	4,747,893	5,983,509
Interest-bearing deposits	17,060,702	1,050,767	22,002,506	8,770,698
Securities sold under repurchase agreements	810,963	2,762,995	6,735,540	851,292
Federal Home Loan Bank of Atlanta advances	4,000,000	(2,000,000)	(2,000,000)	3,000,000
Dividends paid, net of reinvestments			(942,031)	(652,447)
Cash provided by financing activities	17,720,641	975,405	30,543,908	17,953,052
Net increase (decrease) in cash and cash equivalents	5,380,516	(3,513,050)	(6,879,924)	7,609,526
Cash and cash equivalents at beginning of period	13,312,915	20,192,839	20,192,839	12,583,313
Cash and cash equivalents at end of period	18,693,431	16,679,789	13,312,915	20,192,839
Reconciliation of net income to net cash provided by operating activities
Net income	983,557	936,468	3,909,129	4,268,222
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	109,699	110,988	448,895	385,711
Provision for loan losses	50,000	0	0	0
Net loss (gain) on sale of investment securities:
Available for sale			0	(8,179)
Held to maturity			0	13,687
Write down of other real estate owned			58,500	22,500
Net gain on sale of other real estate owned			0	(572,974)
Mutual fund dividend reinvested	(2,505)	0	(7,612)	0
Decrease (increase) in mortgage loans held for sale	884,500	(316,100)	(884,500)	310,650
Deferred income taxes			307,153	95,150
Amortization of premiums and accretion of discounts, net	27,386	34,337	165,281	73,509
Increase (decrease) in
Deferred loan fees	25,916	(21,327)	46,770	(53,264)
Accrued interest payable	27,669	8,333	3,935	(8,300)
Other liabilities	53,661	279,641	242,573	404,519
Decrease (increase) in
Accrued interest receivable	34,072	22,549	(106,040)	17,504
Bank owned life insurance cash surrender value	(42,915)	(42,696)	(179,622)	(72,264)
Other assets	1,714,346	423,358	(1,565,780)	(525,420)
Cash provided by operating activities	$ 3,865,386	$ 1,435,551	$ 2,438,682	$ 4,351,051